Accounts Receivable Financing Program	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Text Block [Abstract]
Accounts Receivable Financing Program
5.	ACCOUNTS RECEIVABLE FINANCING PROGRAM

Under its accounts receivable financing facility dated as of August 27, 2012, as amended (the “2012 ABS Facility”), USF, and from time to time certain of its subsidiaries, sell—on a revolving basis—their eligible receivables to a wholly owned, special purpose, bankruptcy remote subsidiary (the “Receivables Company”). The Receivables Company, in turn, grants a continuing security interest in all of its rights, title and interest in the eligible receivables to the administrative agent, for the benefit of the lenders as defined by the 2012 ABS Facility. The Company consolidates the Receivables Company and, consequently, the transfer of the receivables is a transaction internal to the Company and the receivables have not been derecognized from the Company’s Consolidated Balance Sheets. On a daily basis, cash from accounts receivable collections is remitted to the Company as additional eligible receivables are sold to the Receivables Company. If, on a weekly settlement basis, there are not sufficient eligible receivables available as collateral, the Company is required to either provide cash collateral or, in lieu of providing cash collateral, it can pay down its borrowings on the 2012 ABS Facility to cover the shortfall. Due to sufficient eligible receivables available as collateral, no cash collateral was held at October 1, 2016 or January 2, 2016. Included in the Company’s accounts receivable balance as of October 1, 2016 and January 2, 2016 was $1,008 million and $933 million, respectively, of receivables held as collateral in support of the 2012 ABS Facility. See Note 10, Debt for a further description of the 2012 ABS Facility.

6.	ACCOUNTS RECEIVABLE FINANCING PROGRAM

Under its accounts receivable financing program and the related financing facility (the “2012 ABS Facility”), USF and from time to time certain of its subsidiaries sell—on a revolving basis—their eligible receivables to a wholly owned, special purpose, bankruptcy remote subsidiary (the “Receivables Company”). The Receivables Company, in turn, grants a continuing security interest in all of its rights, title and interest in the eligible receivables to the administrative agent for the benefit of the lenders—as defined in the 2012 ABS Facility. The Company consolidates the Receivables Company and, consequently, the sale of the receivables is a transaction internal to the Company and the receivables have not been derecognized from the Company’s audited Consolidated Balance Sheets. On a daily basis, cash from accounts receivable collections is remitted to the Company as additional eligible receivables are sold to the Receivables Company. If, on a weekly settlement basis, there are not sufficient eligible receivables available as collateral, the Company is required to either provide cash collateral or, in lieu of providing cash collateral, it can pay down its borrowings on the 2012 ABS Facility to cover the shortfall. Due to sufficient eligible receivables available as collateral, no cash collateral was held at January 2, 2016 or December 27, 2014. Included in the Company’s Accounts receivable balance as of January 2, 2016 and December 27, 2014 was $933 million and $941 million, respectively, of receivables held as collateral in support of the 2012 ABS Facility. See Note 11, Debt for a further description of the 2012 ABS Facility.